Cover Page Document	Aug. 06, 2025
Entity Information [Line Items]
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
Title of 12(b) Security	Common Stock, $1 par value
Trading Symbol	LPX
Document Type	8-K
Entity Address, City or Town	Nashville
Amendment Flag	false
Document Period End Date	Aug. 06, 2025
Entity Address, Address Line One	1610 West End Avenue
Entity Address, Address Line Two	Suite 200
Entity Incorporation, State or Country Code	DE
Entity File Number	1-7107
Entity Tax Identification Number	93-0609074
Entity Address, Postal Zip Code	37203
City Area Code	(615)
Security Exchange Name	NYSE
Entity Central Index Key	0000060519
Local Phone Number	986 - 5600
Entity Emerging Growth Company	false
Entity Registrant Name	LOUISIANA-PACIFIC CORPORATION
Entity Address, State or Province	TN